DEFERRED TAX - Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movements in deferred tax liabilities:
As at January 1,		¥ 1,712,739
As at December 31,	$ 220,243	1,437,087	¥ 1,712,739
Temporary difference
Movements in deferred tax liabilities:
As at January 1,		1,769,699	1,866,846
Exchange realignment		(1,406)	416
(Charged)/credited to other comprehensive income		(3,066)	14,642
Acquisition of a subsidiaries		1,274
Credited/(charged) to profit or loss		(263,502)	(112,205)
As at December 31,		1,502,999	1,769,699
Deferred tax liability associated with investments in the Group's		317,000	827,000
Temporary difference | Previously Stated
Movements in deferred tax liabilities:
As at January 1,		1,769,699
As at December 31,			1,769,699
Interest capitalization
Movements in deferred tax liabilities:
As at January 1,		38,007	43,832
Credited/(charged) to profit or loss		(12,167)	(5,825)
As at December 31,		25,840	38,007
Fair value changes of financial assets
Movements in deferred tax liabilities:
As at January 1,		7,731	5,606
(Charged)/credited to other comprehensive income		(3,066)	14,642
Credited/(charged) to profit or loss		4,235	(12,517)
As at December 31,		8,900	7,731
Fair value changes of financial assets | Previously Stated
Movements in deferred tax liabilities:
As at January 1,		7,731
As at December 31,			7,731
Depreciation and amortization
Movements in deferred tax liabilities:
As at January 1,		23,873	32,489
Credited/(charged) to profit or loss		13,234	(8,616)
As at December 31,		37,107	23,873
Fair value adjustments arising from acquisition of subsidiaries
Movements in deferred tax liabilities:
As at January 1,		1,700,088	1,784,919
Exchange realignment		(1,406)	416
Acquisition of a subsidiaries		1,274
Credited/(charged) to profit or loss		(268,804)	(85,247)
As at December 31,		¥ 1,431,152	¥ 1,700,088